UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09987

Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Floating Rate Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 102.7% (1)

	Principal
	Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
		AWAS Capital, Inc.
	9,323,000	Term Loan, 6.69%, Maturing March 22, 2013	$8,530,545
		CACI International, Inc.
	8,061,213	Term Loan, 6.47%, Maturing May 3, 2011	7,799,223
		DAE Aviation Holdings, Inc.
	669,056	Term Loan, 7.75%, Maturing July 31, 2009	668,638
	572,043	Term Loan, 6.99%, Maturing July 31, 2014	570,255
	755,573	Term Loan, 7.93%, Maturing July 31, 2014	753,212
		Evergreen International Aviation
	6,597,474	Term Loan, 6.81%, Maturing October 31, 2011	6,267,601
		Hawker Beechcraft Acquisition
	1,245,315	Term Loan, 6.83%, Maturing March 26, 2014	1,148,997
	12,613,060	Term Loan, 6.83%, Maturing March 26, 2014	11,637,515
		Hexcel Corp.
	6,128,722	Term Loan, 6.46%, Maturing March 1, 2012	6,036,791
		IAP Worldwide Services, Inc.
	7,305,228	Term Loan, 11.13%, Maturing December 30, 2012	6,487,043
		Jet Aviation Holding, AG
	3,109,095	Term Loan, 5.84%, Maturing May 15, 2013	2,953,640
		PGS Solutions, Inc.
	1,985,000	Term Loan, 7.27%, Maturing February 14, 2013	1,776,575
		Spirit AeroSystems, Inc.
	7,006,481	Term Loan, 5.68%, Maturing December 31, 2011	6,962,690
		TransDigm, Inc.
	13,650,000	Term Loan, 6.86%, Maturing June 23, 2013	13,155,187
		Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 5.96%, Maturing December 22, 2009 (2)	9,400,000
	4,000,000	Term Loan, 7.10%, Maturing December 17, 2011	3,786,668
	4,941,645	Term Loan, 7.34%, Maturing December 17, 2011	4,678,093
			$92,612,673
Air Transport — 0.5%
		Delta Air Lines, Inc.
	8,600,000	Term loan, 6.71%, Maturing April 30, 2012	$7,937,086
		Northwest Airlines, Inc.
	15,820,000	DIP Loan, 5.99%, Maturing August 21, 2008	14,501,672
			$22,438,758
Automotive — 3.6%
		Accuride Corp.
	8,954,274	Term Loan, 7.56%, Maturing January 31, 2012	$8,635,278
		Adesa, Inc.
	26,355,031	Term Loan, 7.08%, Maturing October 18, 2013	23,140,666
		Affina Group, Inc.
	2,635,471	Term Loan, 6.24%, Maturing November 30, 2011	2,576,173
		Allison Transmission, Inc.
	8,977,500	Term Loan, 7.43%, Maturing September 30, 2014	7,895,388
		CSA Acquisition Corp.
	2,759,526	Term Loan, 7.38%, Maturing December 23, 2011	2,626,150
	5,020,040	Term Loan, 7.38%, Maturing December 23, 2011	4,777,407
	3,675,000	Term Loan, 7.38%, Maturing December 23, 2012	3,472,875
		Dayco Products, LLC
	8,275,104	Term Loan, 9.27%, Maturing June 21, 2011	6,889,024
		Financiere Truck (Investissement)
EUR	4,841,388	Term Loan, 6.38%, Maturing February 15, 2012	6,773,911
		Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013 (2)	8,692,860
	7,088,163	Term Loan, 8.00%, Maturing December 15, 2013	6,224,698

		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 7.53%, Maturing February 15, 2012 (2)	$2,713,824
GBP	1,612,016	Term Loan, 7.65%, Maturing February 15, 2012 (2)	3,140,594
		General Motors Corp.
13,503,463		Term Loan, 7.06%, Maturing November 29, 2013	12,391,115
		Goodyear Tire & Rubber Co.
20,275,000		Term Loan, 6.43%, Maturing April 30, 2010	18,576,969
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 6.94%, Maturing May 30, 2014	614,180
EUR	7,374,545	Term Loan, 7.59%, Maturing May 30, 2014	10,536,596
		Keystone Automotive Operations, Inc.
7,177,500		Term Loan, 7.44%, Maturing January 12, 2012	6,304,235
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.60%, Maturing February 15, 2012 (2)	2,331,579
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 7.02%, Maturing August 31, 2013	7,505,080
		Tenneco Automotive, Inc.
5,050,000		Term Loan, 6.07%, Maturing March 17, 2014	4,759,625
		The Hertz Corp.
1,655,560		Term Loan, 6.66%, Maturing December 21, 2012	1,586,406
3,203,463		Term Loan, 6.89%, Maturing December 21, 2012	3,069,651
		TriMas Corp.
893,750		Term Loan, 5.39%, Maturing August 2, 2011	879,227
8,103,672		Term Loan, 5.49%, Maturing August 2, 2013	7,971,987
		TRW Automotive, Inc.
7,721,138		Term Loan, 6.69%, Maturing February 2, 2014	7,491,109
		United Components, Inc.
7,896,104		Term Loan, 6.86%, Maturing June 30, 2010	7,550,650
			$179,127,257
Beverage and Tobacco — 0.4%
		Constellation Brands, Inc.
2,620,000		Term Loan, 6.60%, Maturing June 5, 2013	$2,540,698
		Culligan International Co.
17,363,763		Term Loan, 6.43%, Maturing November 24, 2014	14,122,521
		Van Houtte, Inc.
2,626,800		Term Loan, 7.33%, Maturing July 11, 2014	2,521,728
358,200		Term Loan, 7.33%, Maturing July 11, 2014	343,872
			$19,528,819
Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
12,350,931		Term Loan, 4.77%, Maturing December 31, 2012	$11,853,806
			$11,853,806
Building and Development — 6.1%
		401 North Wabash Venture, LLC
9,351,977		Term Loan, 7.00%, Maturing May 7, 2008 (2)	$8,931,138
		AIMCO Properties, L.P.
12,718,750		Term Loan, 4.79%, Maturing March 23, 2011	12,225,898
		Banning Lewis Ranch Co., LLC
13,000,000		Term Loan, 8.45%, Maturing December 3, 2012 (2)	12,772,500
		Beacon Sales Acquisition, Inc.
4,507,838		Term Loan, 6.78%, Maturing September 30, 2013	4,102,132
		Brickman Group Holdings, Inc.
4,964,987		Term Loan, 7.14%, Maturing January 23, 2014	4,617,438
		Building Materials Corp. of America
11,731,944		Term Loan, 6.69%, Maturing February 22, 2014	9,519,639
		Capital Automotive (REIT)
4,788,753		Term Loan, 6.39%, Maturing December 16, 2010	4,589,584
		Contech Construction Products
1,893,506		Term Loan, 6.14%, Maturing January 13, 2013	1,791,730
		Epco/Fantome, LLC
9,890,000		Term Loan, 5.90%, Maturing November 23, 2010	9,840,550
		Financiere Daunou S.A.
EUR	1,067,260	Term Loan, 6.89%, Maturing May 31, 2015	1,143,166
EUR	2,613,290	Term Loan, 6.89%, Maturing May 31, 2015	2,799,154

1,664,521		Term Loan, 6.96%, Maturing May 31, 2015	$1,227,584
EUR	1,246,799	Term Loan, 7.14%, Maturing February 28, 2016	1,343,573
EUR	2,423,776	Term Loan, 7.14%, Maturing February 28, 2016	2,611,904
	2,452,266	Term Loan, 7.21%, Maturing February 28, 2016	1,820,808
		Forestar USA Real Estate Group, Inc.
	10,625,000	Term Loan, 8.32%, Maturing December 1, 2010	10,518,750
	10,625,000	Term Loan, 8.60%, Maturing December 1, 2010 (2)	10,465,625
		General Growth Properties, Inc.
	3,782,895	Term Loan, 5.70%, Maturing February 24, 2011	3,493,269
		Hearthstone Housing Partners II, LLC
	21,176,471	Revolving Loan, 5.59%, Maturing December 1, 2009 (2)	20,647,059
		Hovstone Holdings, LLC
	5,537,957	Term Loan, 5.80%, Maturing February 28, 2009 (3)	4,920,475
		LNR Property Corp.
	17,175,000	Term Loan, 7.63%, Maturing July 3, 2011	15,886,875
		Mueller Water Products, Inc.
	8,923,695	Term Loan, 5.14%, Maturing May 24, 2014	8,455,201
		NCI Building Systems, Inc.
	5,975,136	Term Loan, 6.73%, Maturing June 18, 2010	5,713,724
		Nortek, Inc.
	17,839,938	Term Loan, 5.53%, Maturing August 27, 2011	16,501,943
		November 2005 Land Investors
	613,011	Term Loan, 7.27%, Maturing May 9, 2011	490,409
		Panolam Industries Holdings, Inc.
	2,925,967	Term Loan, 7.59%, Maturing September 30, 2012	2,560,221
		PLY GEM Industries, Inc.
	13,432,616	Term Loan, 7.58%, Maturing August 15, 2011	11,901,298
	482,557	Term Loan, 7.58%, Maturing August 15, 2011	427,545
		Realogy Corp.
	4,075,388	Term Loan, 7.76%, Maturing September 1, 2014	3,436,061
	12,144,671	Term Loan, 7.51%, Maturing September 1, 2014	10,239,476
		Shea Capital I, LLC
	1,604,688	Term Loan, 6.83%, Maturing October 27, 2011	1,303,809
		South Edge, LLC
	8,794,643	Term Loan, 5.31%, Maturing October 31, 2009	6,727,902
		Standard Pacific Corp.
	4,680,000	Term Loan, 6.66%, Maturing May 5, 2013	3,381,300
		Stile Acquisition Corp.
	5,420,794	Term Loan, 5.65%, Maturing April 6, 2013	4,693,296
		Stile U.S. Acquisition Corp.
	5,426,715	Term Loan, 5.65%, Maturing April 6, 2013	4,698,423
		Tousa/Kolter, LLC
	7,908,533	Term Loan, 7.00%, Maturing March 31, 2031 (3)	6,848,790
		TRU 2005 RE Holding Co.
	23,825,000	Term Loan, 7.63%, Maturing December 9, 2008	22,410,391
		United Subcontractors, Inc.
	5,925,000	Term Loan, 12.21%, Maturing June 27, 2013 (3)	4,245,855
		WCI Communities, Inc.
	20,536,272	Term Loan, 9.66%, Maturing December 23, 2010	18,183,165
		Wintergames Acquisition ULC
	22,303,561	Term Loan, 6.55%, Maturing April 24, 2008	21,941,128
			$299,428,788

Business Equipment and Services — 6.6%
		ACCO Brands Corp.
5,207,841		Term Loan, 6.38%, Maturing August 17, 2012	$4,869,332
		Activant Solutions, Inc.
5,375,933		Term Loan, 6.77%, Maturing May 1, 2013	4,939,138
		Acxiom Corp.
10,270,566		Term Loan, 6.20%, Maturing September 15, 2012	9,859,743
		Affiliated Computer Services
5,978,000		Term Loan, 5.29%, Maturing March 20, 2013	5,737,481
16,892,750		Term Loan, 5.85%, Maturing March 20, 2013	16,213,087
		Affinion Group, Inc.
10,104,397		Term Loan, 7.44%, Maturing October 17, 2012	9,481,289
		Allied Security Holdings, LLC
7,802,959		Term Loan, 7.83%, Maturing June 30, 2010	7,373,796
		Buhrmann US, Inc.
EUR	655,832	Term Loan, 6.70%, Maturing December 23, 2010	951,605
7,141,137		Term Loan, 7.00%, Maturing December 31, 2010	6,998,315
		Cellnet Group, Inc.
1,999,413		Term Loan, 6.86%, Maturing July 22, 2011	1,875,076
		DynCorp International, LLC
7,100,570		Term Loan, 6.88%, Maturing February 11, 2011	6,698,202
		Education Management, LLC
12,515,698		Term Loan, 6.63%, Maturing June 1, 2013	11,601,351
		Info USA, Inc.
1,980,000		Term Loan, 6.83%, Maturing February 14, 2012	1,930,500
4,361,445		Term Loan, 6.83%, Maturing February 14, 2012	4,252,409
		Information Resources, Inc.
6,020,046		Term Loan, 6.63%, Maturing May 7, 2014	5,448,141
		Intergraph Corp.
3,349,524		Term Loan, 7.03%, Maturing May 29, 2014	3,215,543
		iPayment, Inc.
10,869,110		Term Loan, 6.45%, Maturing May 10, 2013	9,564,816
		Ista International GmbH
EUR	9,635,715	Term Loan, 6.77%, Maturing May 14, 2015	12,126,644
EUR	1,914,285	Term Loan, 6.77%, Maturing May 14, 2015	2,409,146
		Kronos, Inc.
8,863,542		Term Loan, 7.08%, Maturing June 11, 2014	7,910,711
		Language Line, Inc.
7,241,468		Term Loan, 6.52%, Maturing June 11, 2011	6,997,068
		N.E.W. Holdings I, LLC
9,531,466		Term Loan, 7.13%, Maturing May 22, 2014	8,387,690
		Protection One, Inc.
9,294,113		Term Loan, 6.45%, Maturing March 31, 2012	8,550,584
		Quantum Corp.
2,585,132		Term Loan, 8.33%, Maturing July 12, 2014	2,507,578
		Quintiles Transnational Corp.
11,218,910		Term Loan, 6.83%, Maturing March 31, 2013	10,805,213
		Sabre, Inc.
26,769,734		Term Loan, 5.24%, Maturing September 30, 2014	22,021,453
		Safente, Inc.
3,980,000		Term Loan, 7.13%, Maturing April 12, 2014	3,522,300
		Serena Software, Inc.
2,592,464		Term Loan, 7.18%, Maturing March 10, 2013	2,470,403
		Sitel (Client Logic)
5,201,404		Term Loan, 5.94%, Maturing January 29, 2014	4,642,253
EUR	1,946,407	Term Loan, 6.70%, Maturing January 29, 2014	2,536,028
		Solera Holdings, LLC
EUR	3,183,619	Term Loan, 7.00%, Maturing May 15, 2014	4,548,688
		Solera Nederland Holdings
3,822,594		Term Loan, 7.06%, Maturing May 15, 2014	3,650,577
		SunGard Data Systems, Inc.
51,762,803		Term Loan, 6.90%, Maturing February 11, 2013	48,101,672
		TDS Investor Corp.
EUR	2,105,820	Term Loan, 7.02%, Maturing August 23, 2013	2,798,294
10,945,000		Term Loan, 7.08%, Maturing August 23, 2013	9,997,579

12,871,734		Term Loan, 7.08%, Maturing August 23, 2013	$11,904,346
2,582,721		Term Loan, 7.08%, Maturing August 23, 2013	2,388,614
		Transaction Network Services, Inc.
5,407,225		Term Loan, 7.48%, Maturing May 4, 2012	5,217,972
		Valassis Communications, Inc.
1,302,069		Term Loan, 0.00%, Maturing March 2, 2014 (2)	1,165,352
5,453,096		Term Loan, 6.58%, Maturing March 2, 2014	4,880,521
		VWR International, Inc.
7,850,000		Term Loan, 7.33%, Maturing June 28, 2013	7,231,812
		West Corp.
17,924,169		Term Loan, 5.85%, Maturing October 24, 2013	16,586,578
			$324,368,900
Cable and Satellite Television — 7.1%
		Atlantic Broadband Finance, LLC
10,950,907		Term Loan, 7.08%, Maturing February 10, 2011	$10,476,371
		Bresnan Broadband Holdings, LLC
3,500,000		Term Loan, 5.93%, Maturing March 29, 2014	3,271,040
15,551,500		Term Loan, 6.84%, Maturing March 29, 2014	14,534,168
		Cequel Communications, LLC
34,260,950		Term Loan, 6.66%, Maturing November 5, 2013	29,962,743
		Charter Communications Operating, Inc.
58,463,117		Term Loan, 5.26%, Maturing April 28, 2013	51,183,348
		CSC Holdings, Inc.
327,423		Term Loan, 6.40%, Maturing March 29, 2012	303,821
24,055,243		Term Loan, 6.90%, Maturing March 29, 2013	22,188,820
		Insight Midwest Holdings, LLC
28,316,250		Term Loan, 6.73%, Maturing April 6, 2014	26,047,014
		Kabel BW GmbH & Co. KG
EUR	1,627,431	Term Loan, 7.02%, Maturing June 9, 2012	2,195,724
		Kabel Deutschland GmbH
EUR	7,600,000	Term Loan, 6.48%, Maturing March 31, 2012	10,380,487
		MCC Iowa, LLC
1,470,750		Term Loan, 5.61%, Maturing March 31, 2010	1,369,636
		Mediacom Broadband Group
7,920,000		Term Loan, 5.46%, Maturing January 31, 2015	7,045,973
10,330,304		Term Loan, 5.46%, Maturing January 31, 2015	9,190,283
		Mediacom Illinois, LLC
2,000,000		Term Loan, 5.55%, Maturing September 30, 2012	1,826,250
15,435,788		Term Loan, 5.46%, Maturing January 31, 2015	13,765,420
		NTL Investment Holdings, Ltd.
9,000,000		Term Loan, 6.06%, Maturing March 30, 2012	8,505,000
GBP	4,095,825	Term Loan, 7.66%, Maturing March 30, 2012	7,499,243
GBP	3,504,175	Term Loan, 7.66%, Maturing March 30, 2012	6,415,962
GBP	1,888,214	Term Loan, 7.66%, Maturing March 30, 2012	3,388,715
GBP	2,408,427	Term Loan, 7.68%, Maturing March 30, 2012	4,409,705
GBP	2,241,573	Term Loan, 7.68%, Maturing March 30, 2012	4,104,204
GBP	3,500,000	Term Loan, 8.90%, Maturing March 30, 2013	6,343,379
		ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.77%, Maturing March 2, 2015	3,487,169
EUR	600,197	Term Loan, 6.55%, Maturing June 26, 2015	777,165
EUR	12,586,345	Term Loan, 6.55%, Maturing June 26, 2015	16,297,445
EUR	2,998,397	Term Loan, 7.02%, Maturing March 2, 2016	3,509,366
		UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 6.30%, Maturing October 16, 2011	8,823,530
EUR	19,675,000	Term Loan, 6.30%, Maturing October 16, 2011	26,224,337
14,925,000		Term Loan, 6.38%, Maturing December 31, 2014	13,490,797
		YPSO Holding SA
EUR	12,899,564	Term Loan, 6.70%, Maturing July 28, 2014	16,771,392
EUR	4,978,165	Term Loan, 6.70%, Maturing July 28, 2014	6,472,371
EUR	8,122,271	Term Loan, 6.70%, Maturing July 28, 2014	10,560,186
			$350,821,064
Chemicals and Plastics — 6.3%
		Arizona Chemical, Inc.
EUR	3,023,167	Term Loan, 7.00%, Maturing February 28, 2013	$3,905,399

		Brenntag Holding GmbH and Co. KG
1,963,636		Term Loan, 5.79%, Maturing December 23, 2013	$1,819,637
8,036,364		Term Loan, 5.79%, Maturing December 23, 2013	7,447,033
EUR	3,511,248	Term Loan, 6.52%, Maturing December 23, 2013	4,846,908
EUR	845,455	Term Loan, 6.66%, Maturing December 23, 2013	1,167,061
EUR	654,545	Term Loan, 6.66%, Maturing December 23, 2013	903,531
EUR	525,062	Term Loan, 6.77%, Maturing December 23, 2014	726,876
EUR	963,689	Term Loan, 6.77%, Maturing December 23, 2014	1,334,094
EUR	770,053	Term Loan, 8.75%, Maturing June 23, 2015	1,009,025
EUR	229,947	Term Loan, 8.75%, Maturing June 23, 2015	301,306
		Celanese Holdings, LLC
EUR	995,000	Term Loan, 6.44%, Maturing April 6, 2011	1,382,349
7,000,000		Term Loan, 6.35%, Maturing April 2, 2014	6,604,304
23,608,528		Term Loan, 6.48%, Maturing April 2, 2014	22,273,986
		Cognis GmbH
EUR	6,426,230	Term Loan, 6.95%, Maturing September 15, 2013	8,470,040
EUR	1,573,770	Term Loan, 6.95%, Maturing September 15, 2013	2,074,296
		Columbian Chemicals Acquisition
4,616,797		Term Loan, 6.58%, Maturing March 16, 2013	4,316,705
		Ferro Corp.
14,068,384		Term Loan, 6.79%, Maturing June 6, 2012	13,646,332
		First Chemical Holding
EUR	1,330,000	Term Loan, 6.75%, Maturing December 18, 2014 (2)	1,857,903
EUR	1,330,000	Term Loan, 7.24%, Maturing December 18, 2015 (2)	1,865,640
		Foamex L.P.
3,881,250		Term Loan, 6.48%, Maturing February 12, 2013	3,389,624
		Georgia Gulf Corp.
6,175,819		Term Loan, 7.03%, Maturing October 3, 2013	5,753,807
		Hexion Specialty Chemicals, Inc.
EUR	1,124,802	Term Loan, 7.02%, Maturing May 5, 2012	1,573,786
9,800,000		Term Loan, 5.40%, Maturing May 5, 2013	9,229,699
19,540,290		Term Loan, 7.00%, Maturing May 5, 2013	18,403,162
4,244,205		Term Loan, 7.13%, Maturing May 5, 2013	3,997,218
2,526,207		Term Loan, 7.19%, Maturing May 5, 2013	2,379,197
		Huish Detergents, Inc.
3,975,013		Term Loan, 6.83%, Maturing April 26, 2014	3,187,109
		Huntsman International, LLC
7,864,329		Term Loan, 5.04%, Maturing August 16, 2012	7,471,113
		INEOS Group
EUR	69,301	Term Loan, 7.24%, Maturing December 14, 2011	92,801
EUR	70,369	Term Loan, 7.74%, Maturing December 14, 2011	94,752
5,414,941		Term Loan, 7.36%, Maturing December 14, 2012	4,870,063
EUR	2,000,000	Term Loan, 8.49%, Maturing December 14, 2012	2,531,403
7,879,348		Term Loan, 7.36%, Maturing December 14, 2013	7,304,810
7,879,348		Term Loan, 7.86%, Maturing December 14, 2014	7,304,810
		Innophos, Inc.
8,141,358		Term Loan, 7.08%, Maturing August 10, 2010	7,815,704
		Invista B.V.
1,729,089		Term Loan, 6.33%, Maturing April 30, 2010	1,664,248
12,167,987		Term Loan, 6.33%, Maturing April 29, 2011	11,640,711
7,347,449		Term Loan, 6.33%, Maturing April 29, 2011	7,029,062
		ISP Chemco, Inc.
17,686,038		Term Loan, 6.68%, Maturing June 4, 2014	16,503,284
		Kleopatra
8,876,250		Term Loan, 7.04%, Maturing January 3, 2016	7,156,477
EUR	5,100,000	Term Loan, 7.12%, Maturing January 3, 2016	5,782,851
		Kranton Polymers, LLC
9,169,933		Term Loan, 6.75%, Maturing May 12, 2013	8,516,576
		Lucite International Group Holdings
1,704,412		Term Loan, 5.50%, Maturing July 7, 2013	1,568,059
4,813,718		Term Loan, 5.50%, Maturing July 7, 2013	4,428,620
		MacDermid, Inc.
3,536,180		Term Loan, 6.83%, Maturing April 12, 2014	3,279,807
		Millenium Inorganic Chemicals
8,450,000		Term Loan, 7.08%, Maturing April 30, 2014	7,562,750

		Momentive Performance Material
	4,950,000	Term Loan, 7.00%, Maturing December 4, 2013	$4,561,955
1,677,838		Term Loan, 7.13%, Maturing December 4, 2013	1,546,307
		Nalco Co.
9,905,907		Term Loan, 5.87%, Maturing November 4, 2010	9,687,155
		Propex Fabrics, Inc.
5,602,657		Term Loan, 10.00%, Maturing July 31, 2012	4,047,920
		Rockwood Specialties Group, Inc.
EUR	2,241,799	Term Loan, 6.14%, Maturing July 30, 2011	3,111,757
22,132,487		Term Loan, 4.74%, Maturing December 10, 2012	21,070,437
		Solo Cup Co.
4,565,109		Term Loan, 8.41%, Maturing February 27, 2011	4,430,602
		Solutia, Inc.
5,245,516		DIP Loan, 6.49%, Maturing March 31, 2008	5,183,225
		TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.48%, Maturing June 27, 2013	3,198,539
EUR	2,271,011	Term Loan, 7.52%, Maturing June 27, 2013	3,215,351
		Wellman, Inc.
5,250,000		Term Loan, 8.91%, Maturing February 10, 2009	4,200,000
			$310,737,176
Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	9,245,547	Term Loan, 5.00%, Maturing September 5, 2013	$8,940,731
5,000,000		Term Loan, 6.99%, Maturing March 5, 2014	4,960,415
		St. John Knits International, Inc.
2,631,063		Term Loan, 7.84%, Maturing March 23, 2012	2,591,597
		The William Carter Co.
2,342,533		Term Loan, 4.75%, Maturing July 14, 2012	2,256,639
		Warnaco, Inc.
3,220,340		Term Loan, 6.46%, Maturing January 31, 2013	3,163,984
			$21,913,366
Conglomerates — 2.6%
		American Greetings Corp.
	5,497,738	Term Loan, 0.00%, Maturing April 4, 2013 (2)	$5,250,339
		Amsted Industries, Inc.
12,675,024		Term Loan, 6.38%, Maturing October 15, 2010	12,278,930
9,413,404		Term Loan, 6.36%, Maturing April 5, 2013	9,154,535
		Blount, Inc.
4,176,383		Term Loan, 6.38%, Maturing August 9, 2010	4,051,092
		Doncasters (Dunde HoldCo 4 Ltd.)
EUR	849,214	Term Loan, 6.71%, Maturing July 13, 2015	1,196,836
3,931,314		Term Loan, 6.82%, Maturing July 13, 2015	3,742,120
EUR	849,214	Term Loan, 7.21%, Maturing July 13, 2015	1,199,980
3,931,314		Term Loan, 7.32%, Maturing July 13, 2015	3,751,948
GBP	737,276	Term Loan, 8.20%, Maturing July 13, 2015	1,398,527
GBP	737,276	Term Loan, 8.70%, Maturing July 13, 2015	1,400,969
		GenTek, Inc.
3,785,993		Term Loan, 6.44%, Maturing February 25, 2011	3,686,610
		Goodman Global Holdings, Inc.
2,783,087		Term Loan, 6.59%, Maturing December 23, 2011	2,770,911
		Jarden Corp.
16,138,376		Term Loan, 6.58%, Maturing January 24, 2012	15,158,873
4,575,019		Term Loan, 6.58%, Maturing January 24, 2012	4,297,343
		Johnson Diversey, Inc.
2,475,000		Term Loan, 6.88%, Maturing December 16, 2010	2,388,375
9,710,895		Term Loan, 6.88%, Maturing December 16, 2011	9,371,014
		Polymer Group, Inc.
1,000,000		Revolving Loan, 0.00%, Maturing November 22, 2010 (2)	950,000
20,046,216		Term Loan, 7.09%, Maturing November 22, 2012	19,645,292
		RBS Global, Inc.
6,185,246		Term Loan, 6.43%, Maturing July 19, 2013	5,948,147
2,271,250		Term Loan, 7.40%, Maturing July 19, 2013	2,184,186

		RGIS Holdings, LLC
	15,296,923	Term Loan, 5.76%, Maturing April 30, 2014	$13,384,807
	764,846	Term Loan, 5.77%, Maturing April 30, 2014	669,240
		US Investigations Services, Inc.
	3,989,975	Term Loan, 7.91%, Maturing February 21, 2015	3,715,664
			$127,595,738
Containers and Glass Products — 3.4%
		Berry Plastics Corp.
	19,738,188	Term Loan, 7.16%, Maturing April 3, 2015	$17,111,785
		Bluegrass Container Co.
	2,608,686	Term Loan, 6.57%, Maturing June 30, 2013	2,539,741
	6,723,566	Term Loan, 6.68%, Maturing June 30, 2013	6,545,869
		Consolidated Container Co.
	7,930,025	Term Loan, 5.50%, Maturing March 28, 2014	6,522,446
		Crown Americas, Inc.
EUR	4,410,000	Term Loan, 6.33%, Maturing November 15, 2012	6,333,563
	6,751,000	Term Loan, 6.62%, Maturing November 15, 2012	6,582,225
	1,421,000	Term Loan, 6.62%, Maturing November 15, 2012	1,385,475
		Graham Packaging Holdings Co.
	27,531,788	Term Loan, 7.25%, Maturing October 7, 2011	25,600,736
		Graphic Packaging International, Inc.
	33,849,696	Term Loan, 6.03%, Maturing May 16, 2014	31,165,212
		IPG (US), Inc.
	5,771,426	Term Loan, 8.08%, Maturing July 28, 2011	5,735,355
		JSG Acquisitions
EUR	5,250,000	Term Loan, 6.57%, Maturing December 31, 2014	7,153,731
EUR	5,250,000	Term Loan, 6.63%, Maturing December 31, 2014	7,187,739
		OI European Group B.V.
EUR	12,064,500	Term Loan, 5.71%, Maturing June 14, 2013	16,232,727
		Owens-Brockway Glass Container
	7,139,069	Term Loan, 5.82%, Maturing June 14, 2013	6,901,102
		Pregis Corp.
	2,639,250	Term Loan, 7.08%, Maturing October 12, 2011	2,494,091
		Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 6.60%, Maturing November 1, 2011	3,089,297
	4,065,874	Term Loan, 6.69%, Maturing November 1, 2011	3,893,074
	9,316,970	Term Loan, 7.02%, Maturing November 1, 2011	8,920,999
	3,980,928	Term Loan, 7.06%, Maturing November 1, 2011	3,812,845
			$169,208,012
Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,447,500	Term Loan, 5.95%, Maturing July 31, 2013	$3,344,075
		Prestige Brands, Inc.
	9,915,643	Term Loan, 6.98%, Maturing April 7, 2011	9,636,766
			$12,980,841
Drugs — 0.8%
		Chattem, Inc.
	1,212,951	Term Loan, 6.13%, Maturing January 2, 2013	$1,182,627
		Graceway Pharmaceuticals, LLC
	11,381,681	Term Loan, 7.58%, Maturing May 3, 2012	10,596,345
		Pharmaceutical Holdings Corp.
	3,247,962	Term Loan, 6.53%, Maturing January 30, 2012	3,166,763
		Stiefel Laboratories, Inc.
	2,971,744	Term Loan, 6.69%, Maturing December 28, 2013	2,852,874
	6,493,760	Term Loan, 6.69%, Maturing December 28, 2013	6,234,009
		Warner Chilcott Corp.
	2,408,418	Term Loan, 6.59%, Maturing January 18, 2012	2,300,039
	15,633,854	Term Loan, 6.77%, Maturing January 18, 2012	14,930,330
			$41,262,987
Ecological Services and Equipment — 0.9%
		Allied Waste Industries, Inc.
	3,572,392	Term Loan, 6.10%, Maturing January 15, 2012	$3,356,020
	5,405,091	Term Loan, 5.89%, Maturing January 15, 2012	5,077,715

		Big Dumpster Merger Sub, Inc.
687,100		Term Loan, 7.08%, Maturing February 5, 2013	$623,543
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 7.02%, Maturing April 1, 2015	2,842,752
		Casella Waste Systems, Inc.
2,974,286		Term Loan, 6.45%, Maturing April 28, 2010	2,736,343
		Duratek, Inc.
322,693		Term Loan, 7.10%, Maturing June 7, 2013	296,878
		EnergySolutions, LLC
55,853		Term Loan, 6.24%, Maturing June 7, 2013	51,385
671,500		Term Loan, 7.10%, Maturing June 7, 2013	617,780
		Environmental Systems Products Holdings, Inc.
466,049		Term Loan, 10.91%, Maturing December 12, 2010 (3)	466,049
		IESI Corp.
8,267,647		Term Loan, 6.61%, Maturing January 20, 2012	7,781,923
		Kemble Water Structure Ltd.
GBP	5,750,000	Term Loan, 10.05%, Maturing October 13, 2013	10,741,574
		Sensus Metering Systems, Inc.
3,000,000		Revolving Loan, 6.49%, Maturing December 17, 2009 (2)	2,857,500
5,783,062		Term Loan, 6.67%, Maturing December 17, 2010	5,522,824
440,702		Term Loan, 6.88%, Maturing December 17, 2010	420,871
		Wastequip, Inc.
289,305		Term Loan, 7.08%, Maturing February 5, 2013	262,544
			$43,655,701
Electronics/Electrical — 3.0%
		AMI Semiconductor, Inc.
3,763,654		Term Loan, 6.83%, Maturing April 1, 2012	$3,744,836
		Aspect Software, Inc.
6,821,434		Term Loan, 7.94%, Maturing July 11, 2011	6,548,577
		EnerSys Capital, Inc.
9,178,086		Term Loan, 6.67%, Maturing March 17, 2011	8,902,743
		Fairchild Semiconductor Corp.
12,336,502		Term Loan, 6.33%, Maturing June 26, 2013	11,503,788
		FCI International S.A.S.
764,245		Term Loan, 6.85%, Maturing November 1, 2013	722,211
735,755		Term Loan, 6.85%, Maturing November 1, 2013	695,289
735,755		Term Loan, 6.85%, Maturing November 1, 2013	706,141
764,245		Term Loan, 6.85%, Maturing November 1, 2013	733,484
1,000,000		Term Loan, 6.85%, Maturing November 1, 2013	959,750
EUR	750,000	Term Loan, 7.05%, Maturing November 1, 2013	1,055,969
EUR	750,000	Term Loan, 7.05%, Maturing October 31, 2014	1,055,969
		Freescale Semiconductor, Inc.
41,688,692		Term Loan, 6.38%, Maturing December 1, 2013	35,513,555
		Infor Enterprise Solutions Holdings
EUR	2,970,000	Term Loan, 7.77%, Maturing July 28, 2012	3,891,683
21,643,394		Term Loan, 8.58%, Maturing July 28, 2012	19,695,489
7,302,307		Term Loan, 8.58%, Maturing July 28, 2012	6,645,099
		Invensys International Holding
EUR	1,001,757	Term Loan, 6.71%, Maturing December 15, 2010	1,444,268
2,166,667		Term Loan, 6.90%, Maturing December 15, 2010	2,116,112
2,333,333		Term Loan, 6.60%, Maturing January 15, 2011	2,321,667
		Network Solutions, LLC
6,068,070		Term Loan, 6.99%, Maturing March 7, 2014	5,430,922
		Open Solutions, Inc.
10,314,200		Term Loan, 5.85%, Maturing January 23, 2014	9,527,742
		Sensata Technologies Finance Co.
10,807,929		Term Loan, 5.06%, Maturing April 27, 2013	9,742,581
		SS&C Technologies, Inc.
3,629,401		Term Loan, 6.83%, Maturing November 23, 2012	3,520,519
		Vertafore, Inc.
9,979,701		Term Loan, 7.52%, Maturing January 31, 2012	9,430,818
			$145,909,212

Equipment Leasing — 0.4%
		Maxim Crane Works, L.P.
	8,457,500	Term Loan, 6.60%, Maturing June 29, 2014	$7,654,037
		United Rentals, Inc.
3,352,101		Term Loan, 6.75%, Maturing February 14, 2011	3,218,017
7,874,003		Term Loan, 6.09%, Maturing February 14, 2011	7,559,043
			$18,431,097
Farming/Agriculture — 0.3%
		BF Bolthouse HoldCo, LLC
	6,321,000	Term Loan, 7.00%, Maturing December 16, 2012	$5,997,049
		Central Garden & Pet Co.
10,831,927		Term Loan, 5.67%, Maturing February 28, 2014	9,450,856
			$15,447,905
Financial Intermediaries — 1.4%
		Asset Acceptence Capital Corp.
	1,490,006	Term Loan, 7.35%, Maturing June 5, 2013	$1,430,406
		Citco III, Ltd.
10,875,000		Term Loan, 6.97%, Maturing June 30, 2014	10,317,656
		E.A. Viner International Co.
999,900		Term Loan, 7.33%, Maturing July 31, 2013	974,902
		Grosvenor Capital Management
4,258,783		Term Loan, 6.82%, Maturing December 5, 2013	4,067,138
		INVESTools, Inc.
2,700,000		Term Loan, 8.09%, Maturing August 13, 2012	2,646,000
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 8.73%, Maturing June 30, 2015	6,805,493
		LPL Holdings, Inc.
22,476,588		Term Loan, 6.83%, Maturing December 18, 2014	21,212,280
		Nuveen Investments, Inc.
7,050,000		Term Loan, 7.29%, Maturing November 2, 2014	6,843,456
		Oxford Acquisition III, Ltd.
11,436,784		Term Loan, 5.64%, Maturing May 24, 2014	10,274,041
		RJO Holdings Corp. (RJ O’Brien)
4,214,438		Term Loan, 6.28%, Maturing July 31, 2014	3,361,014
			$67,932,386
Food Products — 3.0%
		Acosta, Inc.
	15,730,038	Term Loan, 5.53%, Maturing July 28, 2013	$14,707,586
		Advantage Sales & Marketing, Inc.
7,670,556		Term Loan, 5.77%, Maturing March 29, 2013	7,133,617
3,764,610		Term Loan, 5.77%, Maturing March 29, 2013	3,501,087
		American Seafoods Group, LLC
3,950,358		Term Loan, 6.58%, Maturing September 30, 2012	3,782,468
		Birds Eye Foods, Inc.
2,031,541		Term Loan, 6.58%, Maturing March 22, 2013	1,909,649
		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 7.83%, Maturing December 31, 2013	6,601,402
GBP	2,500,000	Term Loan, 10.09%, Maturing June 30, 2015	4,646,950
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan, 8.97%, Maturing January 24, 2016	4,030,933
		Bumble Bee Seafood, LLC
3,000,000		Term Loan, 6.92%, Maturing May 2, 2012	2,820,000
		Chiquita Brands, LLC
5,943,451		Term Loan, 6.31%, Maturing June 28, 2012	5,806,752
		Dean Foods Co.
23,968,750		Term Loan, 6.58%, Maturing April 2, 2014	22,413,514
		Dole Food Company, Inc.
1,091,079		Term Loan, 6.38%, Maturing April 12, 2013	996,701
6,510,490		Term Loan, 6.55%, Maturing April 12, 2013	5,947,333
1,952,646		Term Loan, 6.70%, Maturing April 12, 2013	1,783,742
		Foodvest Limited
GBP	437,500	Term Loan, 8.93%, Maturing March 16, 2014	823,001
GBP	401,305	Term Loan, 9.43%, Maturing March 16, 2015	758,901
GBP	500,000	Term Loan, 10.93%, Maturing September 16, 2015	904,540

		MafCo Worldwide Corp.
	812,696	Term Loan, 6.91%, Maturing December 8, 2011	$790,347
		Nash-Finch Co.
	3,273,200	Term Loan, 7.13%, Maturing November 12, 2010	3,125,906
		Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013 (2)	3,800,000
	30,442,013	Term Loan, 7.48%, Maturing April 2, 2014	27,550,021
		Reddy Ice Group, Inc.
	12,335,000	Term Loan, 6.13%, Maturing August 9, 2012	11,779,925
		Ruby Acquisitions, Ltd.
GBP	2,242,782	Term Loan, 9.30%, Maturing January 5, 2015	4,051,799
		United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.83%, Maturing December 14, 2014	1,571,885
GBP	2,859,511	Term Loan, 7.96%, Maturing December 14, 2014	4,872,608
			$146,110,667
Food Service — 2.0%
		AFC Enterprises, Inc.
	3,198,661	Term Loan, 7.13%, Maturing May 23, 2009	$3,118,695
		Aramark Corp.
	1,837,109	Term Loan, 7.23%, Maturing January 26, 2014	1,697,030
	25,939,529	Term Loan, 6.71%, Maturing January 26, 2014	23,961,640
		Buffets, Inc.
	1,826,350	Term Loan, 7.83%, Maturing May 1, 2013	1,146,948
	11,679,731	Term Loan, 7.98%, Maturing November 1, 2013	7,334,871
		CBRL Group, Inc.
	2,955,750	Term Loan, 6.39%, Maturing April 27, 2013	2,807,962
	8,531,589	Term Loan, 6.40%, Maturing April 27, 2013	8,041,022
		JRD Holdings, Inc.
	5,715,625	Term Loan, 7.19%, Maturing June 26, 2014	5,472,711
		Maine Beverage Co., LLC
	2,956,250	Term Loan, 6.58%, Maturing June 30, 2010	2,941,469
		OSI Restaurant Partners, LLC
	648,261	Term Loan, 4.88%, Maturing May 9, 2013	548,456
	7,718,145	Term Loan, 7.13%, Maturing May 9, 2014	6,529,875
		QCE Finance, LLC
	9,054,481	Term Loan, 7.03%, Maturing May 5, 2013	8,163,185
		Sagittarius Restaurants, LLC
	4,794,612	Term Loan, 7.08%, Maturing March 29, 2013	4,315,151
		Selecta
CHF	18,404,850	Term Loan, 5.26%, Maturing June 28, 2015	15,273,734
		SSP Financing, Ltd.
	3,954,516	Term Loan, 5.43%, Maturing June 15, 2014	3,771,620
	3,954,516	Term Loan, 5.93%, Maturing June 15, 2015	3,791,392
			$98,915,761
Food/Drug Retailers — 1.2%
		General Nutrition Centers, Inc.
	12,684,050	Term Loan, 7.04%, Maturing September 16, 2013	$10,851,205
		Pantry, Inc. (The)
	66,047	Term Loan, 0.00%, Maturing May 15, 2014 (2)	60,433
	7,195,875	Term Loan, 5.03%, Maturing May 15, 2014	6,584,225
		Rite Aid Corp.
	26,000,000	Term Loan, 5.71%, Maturing June 1, 2014	24,050,000
		Roundy’s Supermarkets, Inc.
	17,959,056	Term Loan, 7.91%, Maturing November 3, 2011	17,296,815
			$58,842,678
Forest Products — 2.1%
		Appleton Papers, Inc.
	10,594,256	Term Loan, 6.51%, Maturing June 5, 2014	$9,799,687
		Boise Cascade Holdings, LLC
	5,518,263	Term Loan, 4.78%, Maturing April 30, 2014	5,442,387
	30,530,300	Term Loan, 4.78%, Maturing April 30, 2014	30,110,508
		Domtar Corp.
	6,685,455	Term Loan, 5.36%, Maturing March 7, 2014	6,311,491

		Georgia-Pacific Corp.
2,060,076		Term Loan, 6.84%, Maturing December 20, 2012	$1,906,857
44,865,681		Term Loan, 6.87%, Maturing December 20, 2012	41,528,796
		Xerium Technologies, Inc.
9,182,735		Term Loan, 7.52%, Maturing May 18, 2012	8,333,332
			$103,433,058
Healthcare — 8.5%
		Accellent, Inc.
3,179,950		Term Loan, 7.79%, Maturing November 22, 2012	$2,718,857
		Advanced Medical Optics, Inc.
1,985,000		Term Loan, 6.77%, Maturing April 2, 2014	1,855,975
		Alliance Imaging, Inc.
4,832,983		Term Loan, 6.26%, Maturing December 29, 2011	4,567,169
		American Medical Systems
9,633,007		Term Loan, 7.54%, Maturing July 20, 2012	8,766,037
		AMN Healthcare, Inc.
2,345,221		Term Loan, 6.58%, Maturing November 2, 2011	2,239,686
		AMR HoldCo, Inc.
5,991,666		Term Loan, 7.13%, Maturing February 10, 2012	5,796,937
		Biomet, Inc.
EUR	7,999,938	Term Loan, 7.78%, Maturing December 26, 2014	11,489,366
8,201,667		Term Loan, 7.86%, Maturing December 26, 2014	7,978,918
		Cardinal Health 409, Inc.
14,820,513		Term Loan, 7.08%, Maturing April 10, 2014	13,227,307
		Carestream Health, Inc.
14,825,414		Term Loan, 5.76%, Maturing April 30, 2013	13,157,555
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.25%, Maturing March 23, 2015	9,008,496
		CB Diagnostics AB
999,652		Term Loan, 7.27%, Maturing January 16, 2015	952,169
2,318,673		Term Loan, 7.52%, Maturing January 16, 2016	2,220,129
		Community Health Systems, Inc.
48,677,497		Term Loan, 7.33%, Maturing July 25, 2014	45,045,426
		Concentra, Inc.
5,970,000		Term Loan, 7.08%, Maturing June 25, 2014	5,581,950
		ConMed Corp.
3,561,097		Term Loan, 4.79%, Maturing April 13, 2013	3,472,070
		CRC Health Corp.
1,856,301		Term Loan, 7.09%, Maturing February 6, 2013	1,795,971
3,905,686		Term Loan, 7.09%, Maturing February 6, 2013	3,778,751
		Dako Equity Project Delphi
1,568,302		Term Loan, 7.04%, Maturing June 12, 2016 (3)	1,331,645
EUR	3,500,282	Term Loan, 7.07%, Maturing June 12, 2016 (3)	4,400,476
		DaVita, Inc.
29,753,823		Term Loan, 5.57%, Maturing October 5, 2012	28,283,032
		Fresenius Medical Care Holdings
12,715,942		Term Loan, 6.25%, Maturing March 31, 2013	12,123,291
		Gambro Holding AB
EUR	1,765,951	Term Loan, 7.45%, Maturing June 5, 2014	2,536,227
1,292,918		Term Loan, 7.51%, Maturing June 5, 2014	1,239,046
EUR	1,554,013	Term Loan, 7.95%, Maturing June 5, 2015	2,243,350
1,292,918		Term Loan, 8.01%, Maturing June 5, 2015	1,245,511
		Hanger Orthopedic Group, Inc.
5,391,685		Term Loan, 7.09%, Maturing May 30, 2013	5,135,580
		HCA, Inc.
52,314,841		Term Loan, 7.08%, Maturing November 18, 2013	48,468,863
		Health Management Association, Inc.
21,532,138		Term Loan, 6.56%, Maturing February 28, 2014	18,999,420
		HealthSouth Corp.
8,523,137		Term Loan, 6.91%, Maturing March 10, 2013	7,990,441
		Iasis Healthcare, LLC
7,652,243		Term Loan, 5.25%, Maturing March 14, 2014	6,995,428
2,634,420		Term Loan, 5.55%, Maturing March 14, 2014 (2)	2,408,300
702,512		Term Loan, 5.93%, Maturing March 14, 2014	642,213

		Ikaria Acquisition, Inc.
3,556,592		Term Loan, 7.08%, Maturing March 28, 2013	$3,360,980
		IM U.S. Holdings, LLC
9,649,006		Term Loan, 6.84%, Maturing June 26, 2014	8,925,331
		inVentiv Health, Inc.
490,000		Term Loan, 0.00%, Maturing July 6, 2014 (2)	464,887
8,044,575		Term Loan, 6.58%, Maturing July 6, 2014	7,652,402
		Leiner Health Products, Inc.
8,057,750		Term Loan, 9.65%, Maturing May 27, 2011	4,529,608
		LifeCare Holdings, Inc.
8,044,426		Term Loan, 9.10%, Maturing August 11, 2012	7,058,984
		LifePoint Hospitals, Inc.
13,519,064		Term Loan, 6.72%, Maturing April 15, 2012	12,657,224
		Matria Healthcare, Inc.
3,132,058		Term Loan, 6.91%, Maturing January 19, 2012	3,053,756
		MultiPlan Merger Corp.
3,592,720		Term Loan, 5.77%, Maturing April 12, 2013	3,440,030
4,018,134		Term Loan, 5.77%, Maturing April 12, 2013	3,847,363
		National Mentor Holdings, Inc.
484,400		Term Loan, 5.32%, Maturing June 29, 2013	449,281
8,043,116		Term Loan, 6.73%, Maturing June 29, 2013	7,459,990
		Nyco Holdings
EUR	7,350,000	Term Loan, 7.01%, Maturing December 29, 2014	8,851,023
2,903,121		Term Loan, 7.01%, Maturing December 29, 2014	2,352,738
2,903,121		Term Loan, 7.76%, Maturing December 29, 2015	2,364,833
EUR	7,350,000	Term Loan, 7.76%, Maturing December 29, 2015	8,905,435
		Psychiatric Solutions Inc.
996,084		Term Loan, 6.17%, Maturing May 31, 2014	961,221
		RadNet Management, Inc.
2,465,069		Term Loan, 8.65%, Maturing November 15, 2012	2,400,361
		ReAble Therapeutics Finance, LLC
11,254,676		Term Loan, 6.83%, Maturing November 16, 2013	10,720,079
		Renal Advantage, Inc.
2,297,873		Term Loan, 7.47%, Maturing October 5, 2012	2,154,256
		Select Medical Holding Corp.
1,000,000		Revolving Loan, 7.00%, Maturing February 24, 2010 (2)	940,000
9,676,375		Term Loan, 6.99%, Maturing February 24, 2012	9,039,350
		Sunrise Medical Holdings, Inc.
5,745,846		Term Loan, 8.59%, Maturing May 13, 2010	5,171,261
		Vanguard Health Holding Co., LLC
10,772,357		Term Loan, 5.52%, Maturing September 23, 2011	10,004,826
		Viant Holdings, Inc.
4,850,625		Term Loan, 7.08%, Maturing June 25, 2014	4,395,879
			$418,856,690
Home Furnishings — 1.5%
		Dometic Corp.
2,790,150		Term Loan, 7.11%, Maturing December 31, 2014	$2,648,318
1,788,692		Term Loan, 7.11%, Maturing December 31, 2014	1,706,711
421,159		Term Loan, 7.11%, Maturing December 31, 2014	401,856
		Hunter Fan Co.
415,714		Term Loan, 0.00%, Maturing April 16, 2014 (2)	357,514
4,036,239		Term Loan, 7.38%, Maturing April 16, 2014	3,471,166
		Interline Brands, Inc.
8,309,331		Term Loan, 5.02%, Maturing June 23, 2013	8,132,758
3,748,514		Term Loan, 5.02%, Maturing June 23, 2013	3,668,858
		National Bedding Co., LLC
10,758,223		Term Loan, 5.97%, Maturing August 31, 2011	9,323,797
1,500,000		Term Loan, 8.26%, Maturing August 31, 2012	1,237,500
		Oreck Corp.
4,223,533		Term Loan, 7.66%, Maturing February 2, 2012 (3)	2,449,649
		Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.54%, Maturing April 7, 2013	5,960,553
EUR	4,478,261	Term Loan, 8.04%, Maturing April 7, 2014	5,992,326
		Sealy Mattress Co.
3,000,000		Revolving Loan, 3.47%, Maturing April 6, 2012 (2)	2,850,000
6,354,620		Term Loan, 6.36%, Maturing August 25, 2012	6,259,300

		Simmons Co.
18,290,235		Term Loan, 5.75%, Maturing December 19, 2011	$16,712,702
2,500,000		Term Loan, 10.65%, Maturing February 15, 2012	1,950,000
			$73,123,008
Industrial Equipment — 2.3%
		Aearo Technologies, Inc.
5,067,019		Term Loan, 7.08%, Maturing July 2, 2014	$5,022,682
		CEVA Group PLC U.S.
EUR	651,135	Term Loan, 7.19%, Maturing January 4, 2014	929,525
EUR	1,105,701	Term Loan, 7.19%, Maturing January 4, 2014	1,578,438
EUR	1,358,913	Term Loan, 7.19%, Maturing January 4, 2014	1,939,910
EUR	1,135,787	Term Loan, 7.77%, Maturing January 4, 2014	1,629,796
		Colfax Corp.
1,988,265		Term Loan, 7.13%, Maturing May 30, 2009	1,958,441
EUR	3,603,704	Term Loan, 7.13%, Maturing December 19, 2011	5,255,609
		EPD Holdings (Goodyear Engineering Products)
9,448,195		Term loan, 5.75%, Maturing July 13, 2014	8,550,617
353,125		Term Loan, 5.78%, Maturing July 13, 2014	319,578
2,000,000		Term Loan, 8.99%, Maturing July 13, 2015	1,780,834
		Flowserve Corp.
11,625,772		Term Loan, 6.40%, Maturing August 10, 2012	11,325,444
		FR Brand Acquisition Corp.
9,126,013		Term Loan, 7.14%, Maturing February 7, 2014	8,532,822
		Generac Acquisition Corp.
9,795,051		Term Loan, 7.20%, Maturing November 7, 2013	8,255,827
		Gleason Corp.
1,940,737		Term Loan, 6.56%, Maturing June 30, 2013	1,817,015
1,518,056		Term Loan, 6.56%, Maturing June 30, 2013	1,421,280
		Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2) (3)	3,787,824
GBP	2,425,022	Term Loan, 8.22%, Maturing December 27, 2010	3,910,991
		Itron, Inc.
GBP	792,500	Term Loan, 8.05%, Maturing April 18, 2014	1,465,206
		Jason, Inc.
1,960,138		Term Loan, 6.52%, Maturing April 30, 2010	1,862,131
		John Maneely Co.
13,388,008		Term Loan, 7.77%, Maturing December 8, 2013	11,504,128
		KION Group GmbH
2,250,000		Term Loan, 6.75%, Maturing December 23, 2014	2,044,687
2,250,000		Term Loan, 7.25%, Maturing December 23, 2015	2,055,937
		Polypore, Inc.
2,000,000		Term Loan, 0.00%, Maturing July 3, 2013 (2)	1,820,000
19,900,000		Term Loan, 5.52%, Maturing July 3, 2014	18,755,750
EUR	1,108,923	Term Loan, 6.44%, Maturing July 3, 2014	1,502,313
		TFS Acquisition Corp.
4,433,775		Term Loan, 8.33%, Maturing August 11, 2013	4,256,424
			$113,283,209
Insurance — 1.1%
		Alliant Holdings I, Inc.
7,356,563		Term Loan, 7.83%, Maturing August 21, 2014	$6,951,952
		CCC Information Services Group, Inc.
4,362,620		Term Loan, 7.36%, Maturing February 10, 2013	4,253,555
		Conseco, Inc.
23,447,464		Term Loan, 5.27%, Maturing October 10, 2013	21,239,487
		Crump Group, Inc.
6,916,603		Term Loan, 7.83%, Maturing August 4, 2014	6,812,854
		Hub International Holdings, Inc.
466,103		Term Loan, 6.07%, Maturing June 13, 2014 (2)	419,493
6,521,869		Term Loan, 7.33%, Maturing June 13, 2014	5,869,682
		U.S.I. Holdings Corp.
7,089,375		Term Loan, 7.58%, Maturing May 4, 2014	6,575,395
			$52,122,418

Leisure Goods/Activities/Movies — 5.7%
		24 Hour Fitness Worldwide, Inc.
	2,974,709	Term Loan, 6.95%, Maturing June 8, 2012	$2,706,985
		AMC Entertainment, Inc.
	16,645,047	Term Loan, 5.04%, Maturing January 26, 2013	15,384,783
		AMF Bowling Worldwide, Inc.
	6,019,750	Term Loan, 7.68%, Maturing June 8, 2013	5,568,269
		Bombardier Recreational Product
	13,400,000	Term Loan, 6.43%, Maturing June 28, 2013	12,718,838
		Carmike Cinemas, Inc.
	4,277,046	Term Loan, 8.50%, Maturing May 19, 2012	3,999,038
	5,993,729	Term Loan, 8.65%, Maturing May 19, 2012	5,604,137
		Cedar Fair, L.P.
	4,925,000	Term Loan, 5.28%, Maturing August 31, 2011	4,619,345
	8,989,060	Term Loan, 5.27%, Maturing August 30, 2012	8,431,181
		Cinemark, Inc.
	26,436,214	Term Loan, 6.51%, Maturing October 5, 2013	24,251,102
		Dave & Buster’s, Inc.
	1,247,168	Term Loan, 7.10%, Maturing March 8, 2013	1,222,225
	2,092,141	Term Loan, 7.10%, Maturing March 8, 2013	2,050,298
		Deluxe Entertainment Services
	271,434	Term Loan, 4.73%, Maturing January 28, 2011	241,576
	5,663,228	Term Loan, 7.08%, Maturing January 28, 2011	5,040,273
	523,651	Term Loan, 7.08%, Maturing January 28, 2011	466,049
		DW Funding, LLC
	5,013,065	Term Loan, 6.58%, Maturing April 30, 2011	4,825,075
		Easton-Bell Sports, Inc.
	7,456,849	Term Loan, 6.85%, Maturing March 16, 2012	6,760,879
		Fender Musical Instruments Corp.
	1,983,334	Term Loan, 6.97%, Maturing June 9, 2014	1,804,834
	5,936,834	Term Loan, 7.16%, Maturing June 9, 2014	5,402,518
		Lions Gate Entertainment, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	960,000
		Mega Blocks, Inc.
	1,900,764	Term Loan, 5.50%, Maturing July 26, 2012	1,677,425
		Metro-Goldwyn-Mayer Holdings, Inc.
	50,753,732	Term Loan, 8.11%, Maturing April 8, 2012	45,355,362
		National CineMedia, LLC
	16,250,000	Term Loan, 6.87%, Maturing February 13, 2015	14,828,125
		Odeon
EUR	1,064,322	Term Loan, 7.08%, Maturing April 2, 2015	1,506,892
GBP	623,547	Term Loan, 8.81%, Maturing April 2, 2015	1,187,185
EUR	1,064,322	Term Loan, 7.45%, Maturing April 2, 2016	1,514,771
GBP	623,547	Term Loan, 9.19%, Maturing April 2, 2016	1,195,449
		Regal Cinemas Corp.
29,091,301		Term Loan, 6.33%, Maturing November 10, 2010	27,006,967
		Revolution Studios Distribution Co., LLC
	6,863,164	Term Loan, 7.03%, Maturing December 21, 2014	6,622,953
		Six Flags Theme Parks, Inc.
	18,506,912	Term Loan, 7.25%, Maturing April 30, 2015	16,041,902
		Southwest Sports Group, LLC
	9,500,000	Term Loan, 5.75%, Maturing December 22, 2010	9,072,500
		Universal City Development Partners, Ltd.
	15,996,088	Term Loan, 6.45%, Maturing June 9, 2011	15,686,164
		WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	373,181
	24,506,444	Term Loan, 6.73%, Maturing February 28, 2011	22,974,792
		Zuffa, LLC
	2,487,500	Term Loan, 6.94%, Maturing June 20, 2016	2,052,187
			$279,153,260
Lodging and Casinos — 3.5%
		Ameristar Casinos, Inc.
	5,073,783	Term Loan, 7.43%, Maturing November 10, 2012	$5,010,361

		Bally Technologies, Inc.
10,505,290		Term Loan, 7.36%, Maturing September 5, 2009	$10,449,486
		Choctaw Resort Development Enterprise
3,470,139		Term Loan, 6.47%, Maturing November 4, 2011	3,400,736
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.69%, Maturing June 30, 2014	2,102,453
EUR	1,500,000	Term Loan, 6.09%, Maturing June 30, 2015	2,113,557
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 9.20%, Maturing November 20, 2014	2,829,172
GBP	1,500,000	Term Loan, 9.70%, Maturing November 20, 2015	2,845,326
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.81%, Maturing December 12, 2012 (2)	9,244,200
GBP	6,847,984	Term Loan, 8.81%, Maturing December 12, 2013	12,433,925
GBP	5,933,651	Term Loan, 9.29%, Maturing December 12, 2014	10,826,199
		Green Valley Ranch Gaming, LLC
7,091,285		Term Loan, 6.99%, Maturing February 16, 2014	6,311,243
		Herbst Gaming, Inc.
6,292,345		Term Loan, 9.24%, Maturing December 2, 2011	5,788,958
2,501,721		Term Loan, 9.49%, Maturing December 2, 2011	2,301,583
		Isle of Capri Casinos, Inc.
142,647		Term Loan, 5.04%, Maturing November 30, 2013	125,529
10,058,280		Term Loan, 6.58%, Maturing November 30, 2013	8,851,286
5,495,911		Term Loan, 6.58%, Maturing November 30, 2013	4,836,402
		LodgeNet Entertainment Corp.
5,892,881		Term Loan, 6.83%, Maturing April 4, 2014	5,465,647
		New World Gaming Partners, Ltd.
9,770,833		Term Loan, 7.23%, Maturing June 30, 2014	8,671,615
954,167		Term Loan, 7.23%, Maturing June 30, 2014	846,823
		Penn National Gaming, Inc.
21,915,552		Term Loan, 5.66%, Maturing October 3, 2012	21,455,326
		Scandic Hotels
EUR	1,724,568	Term Loan, 6.84%, Maturing April 25, 2015	2,451,260
EUR	1,724,568	Term Loan, 7.22%, Maturing April 25, 2016	2,464,027
		Seminole Tribe of Florida
3,184,008		Term Loan, 5.56%, Maturing March 5, 2014	3,084,508
912,947		Term Loan, 6.51%, Maturing March 5, 2014	884,418
3,114,079		Term Loan, 6.69%, Maturing March 5, 2014	3,016,764
		Venetian Casino Resort/Las Vegas Sands Inc.
9,006,667		Term Loan, 0.00%, Maturing May 14, 2014 (2)	8,001,865
23,216,667		Term Loan, 6.58%, Maturing May 23, 2014	20,626,569
		VML US Finance, LLC
3,333,333		Term Loan, 7.08%, Maturing May 25, 2012	3,115,510
666,667		Term Loan, 7.08%, Maturing May 25, 2013	623,102
2,000,000		Term Loan, 7.08%, Maturing May 25, 2013	1,869,306
			$172,047,156
Nonferrous Metals/Minerals — 1.4%
		Alpha Natural Resources, LLC
2,829,608		Term Loan, 6.59%, Maturing October 26, 2012	$2,783,627
		Compass Minerals Group, Inc.
7,296,655		Term Loan, 6.24%, Maturing December 22, 2012	7,077,755
		Euramax International, Inc.
4,408,661		Term Loan, 7.81%, Maturing June 28, 2012	3,798,798
GBP	894,902	Term Loan, 9.18%, Maturing June 29, 2012	1,547,786
		Magnum Coal Co.
13,509,375		Term Loan, 6.50%, Maturing March 15, 2013	11,753,156
1,375,000		Term Loan, 6.53%, Maturing March 15, 2013	1,196,250
		Murray Energy Corp.
7,658,600		Term Loan, 7.91%, Maturing January 28, 2010	7,313,963
		Noranda Aluminum Acquisition
2,106,188		Term Loan, 6.91%, Maturing May 18, 2014	1,992,102
		Novelis, Inc.
2,029,619		Term Loan, 6.83%, Maturing June 28, 2014	1,869,787
4,465,162		Term Loan, 6.83%, Maturing June 28, 2014	4,113,531
		Oxbow Carbon and Mineral Holdings
15,320,254		Term Loan, 6.82%, Maturing May 8, 2014	13,826,529
1,371,526		Term Loan, 6.83%, Maturing May 8, 2014	1,237,802

		Stillwater Mining Co.
4,360,000		Revolving Loan, 0.00%, Maturing July 30, 2009 (2)	$4,283,700
637,681		Term Loan, 5.81%, Maturing July 30, 2010	629,710
		Thompson Creek Metals Co.
6,301,520		Term Loan, 9.40%, Maturing October 26, 2012	6,238,505
		Tube City IMS Corp.
162,162		Term Loan, 7.08%, Maturing January 25, 2014	151,892
1,327,804		Term Loan, 7.08%, Maturing January 25, 2014	1,243,710
			$71,058,603
Oil and Gas — 1.9%
		Atlas Pipeline Partners L.P.
9,960,000		Term Loan, 6.03%, Maturing July 20, 2014	$9,798,150
		Citgo Petroleum Corp.
4,852,330		Term Loan, 4.86%, Maturing November 15, 2012	4,670,368
		Dresser, Inc.
9,167,014		Term Loan, 7.41%, Maturing May 4, 2014	8,238,854
		Dynegy Holdings, Inc.
35,419,681		Term Loan, 4.76%, Maturing April 2, 2013	32,710,075
2,050,181		Term Loan, 6.04%, Maturing April 2, 2013	1,893,342
		Energy Transfer Equity L.P.
1,000,000		Term Loan, 6.65%, Maturing February 8, 2012	969,750
		Enterprise GP Holdings L.P.
2,400,000		Term Loan, 6.75%, Maturing October 31, 2014	2,379,000
		Hercules Offshore, Inc.
6,293,375		Term Loan, 6.58%, Maturing July 6, 2013	6,042,427
		Kinder Morgan, Inc.
7,544,641		Term Loan, 4.78%, Maturing May 21, 2014	7,476,913
		Primary Natural Resources, Inc.
13,214,625		Term Loan, 6.00%, Maturing July 28, 2010 (3)	12,979,405
		Targa Resources, Inc.
4,828,492		Term Loan, 6.84%, Maturing October 31, 2012	4,637,767
3,784,061		Term Loan, 6.90%, Maturing October 31, 2012	3,634,591
			$95,430,642
Publishing — 9.6%
		American Media Operations, Inc.
20,000,000		Term Loan, 8.25%, Maturing January 31, 2013	$18,800,000
		Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 7.00%, Maturing September 27, 2013	975,311
6,825,000		Term Loan, 7.39%, Maturing September 27, 2013	6,369,431
		Black Press US Partnership
924,450		Term Loan, 7.08%, Maturing August 2, 2013	865,516
1,522,623		Term Loan, 7.08%, Maturing August 2, 2013	1,425,556
		CanWest MediaWorks, Ltd.
7,363,000		Term Loan, 7.08%, Maturing July 10, 2014	7,105,295
		Dex Media West, LLC
5,087,433		Term Loan, 6.43%, Maturing March 9, 2010	4,939,180
1,853,212		Term Loan, 6.38%, Maturing September 9, 2010	1,798,773
		GateHouse Media Operating, Inc.
1,825,000		Term Loan, 6.50%, Maturing August 28, 2014	1,460,000
13,275,000		Term Loan, 7.07%, Maturing August 28, 2014	10,620,000
5,750,000		Term Loan, 7.41%, Maturing August 28, 2014	4,715,000
		Hanley-Wood, LLC
7,462,500		Term Loan, 6.74%, Maturing March 8, 2014	5,904,703
		Idearc, Inc.
41,291,727		Term Loan, 6.83%, Maturing November 17, 2014	37,744,396
		Josten’s Corp.
2,000,000		Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	1,976,250
		MediaNews Group, Inc.
10,014,947		Term Loan, 6.58%, Maturing August 25, 2010	8,713,004
4,567,470		Term Loan, 7.08%, Maturing August 2, 2013	3,859,512
		Mediannuaire Holding
EUR	10,000,000	Term Loan, 6.68%, Maturing October 24, 2013	13,643,729
EUR	2,000,000	Term Loan, 7.18%, Maturing October 10, 2014	2,681,367
EUR	2,000,000	Term Loan, 7.68%, Maturing October 10, 2015	2,702,095

		Merrill Communications, LLC
10,353,694		Term Loan, 6.46%, Maturing February 9, 2009	$9,836,010
		Nebraska Book Co., Inc.
9,025,677		Term Loan, 7.65%, Maturing March 4, 2011	8,766,189
		Nelson Education, Ltd.
299,250		Term Loan, 7.33%, Maturing July 5, 2014	276,993
		Newspaper Holdings, Inc.
19,650,000		Term Loan, 6.63%, Maturing July 24, 2014	18,471,000
		Nielsen Finance, LLC
41,286,058		Term Loan, 6.96%, Maturing August 9, 2013	38,269,863
		Philadelphia Newspapers, LLC
6,025,634		Term Loan, 7.92%, Maturing June 29, 2013	5,362,815
		R.H. Donnelley Corp.
34,702,888		Term Loan, 6.40%, Maturing June 30, 2010	33,015,461
6,900,871		Term Loan, 6.43%, Maturing June 30, 2011	6,579,980
		Reader’s Digest Association
8,000,000		Revolving Loan, 7.36%, Maturing March 2, 2013 (2)	7,360,000
37,690,188		Term Loan, 7.19%, Maturing March 2, 2014	33,057,423
		Seat Pagine Gialle SpA
EUR	11,526,833	Term Loan, 6.18%, Maturing May 25, 2012	16,383,964
		SGS International, Inc.
1,200,500		Term Loan, 7.29%, Maturing December 30, 2011	1,170,487
988,354		Term Loan, 7.44%, Maturing December 30, 2011	963,645
		Source Media, Inc.
10,908,298		Term Loan, 7.08%, Maturing November 8, 2011	10,362,883
		SP Newsprint Co.
7,463,065		Term Loan, 7.02%, Maturing January 9, 2010	6,754,074
		Springer Science+Business Media
1,712,542		Term Loan, 6.72%, Maturing May 5, 2010	1,631,196
934,069		Term Loan, 7.09%, Maturing May 5, 2011	877,733
1,512,227		Term Loan, 7.47%, Maturing May 5, 2012	1,428,583
830,096		Term Loan, 7.47%, Maturing May 5, 2012	784,182
EUR	15,838	Term Loan, 7.52%, Maturing May 5, 2012	22,189
		The Star Tribune Co.
8,237,750		Term Loan, 7.08%, Maturing March 5, 2014	5,423,183
		Thomas Nelson, Inc.
1,970,000		Term Loan, 6.42%, Maturing June 12, 2012	1,866,575
		TL Acquisitions, Inc.
8,029,875		Term Loan, 6.20%, Maturing July 5, 2014	7,249,194
		Trader Media Corp.
GBP	17,310,500	Term Loan, 7.68%, Maturing March 23, 2015	31,918,312
		Tribune Co.
13,100,000		Term Loan, 7.40%, Maturing May 17, 2009	12,268,975
25,671,000		Term Loan, 7.91%, Maturing May 17, 2014	19,359,143
		World Directories Acquisition
EUR	8,776,758	Term Loan, 6.72%, Maturing May 31, 2014	11,776,600
		Xsys US, Inc.
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,785,617
EUR	791,501	Term Loan, 7.00%, Maturing September 27, 2013	1,089,571
	7,701,575	Term Loan, 7.39%, Maturing September 27, 2013	7,187,495
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2014	3,797,832
	7,866,565	Term Loan, 7.39%, Maturing September 27, 2014	7,384,737
EUR	1,000,000	Term Loan, 9.02%, Maturing September 27, 2015	1,341,794
		Yell Group, PLC
21,025,000		Term Loan, 5.27%, Maturing February 10, 2013	19,799,642
			$471,922,458
Radio and Television — 4.7%
		Block Communications, Inc.
6,962,925		Term Loan, 6.83%, Maturing December 22, 2011	$6,440,705
		Citadel Broadcasting Corp.
32,925,000		Term Loan, 5.70%, Maturing June 12, 2014	28,274,344
		CMP Susquehanna Corp.
2,000,000		Term Loan, 6.50%, Maturing May 5, 2011 (2)	1,950,000
10,254,199		Term Loan, 5.81%, Maturing May 5, 2013	9,062,148

		Cumulus Media, Inc.
	14,498,133	Term Loan, 6.02%, Maturing June 11, 2014	$13,048,319
		Discovery Communications, Inc.
	7,524,631	Term Loan, 6.83%, Maturing April 30, 2014	7,167,211
		Emmis Operating Co.
	6,186,096	Term Loan, 6.84%, Maturing November 2, 2013	5,633,214
		Entravision Communications Corp.
	916,657	Term Loan, 6.23%, Maturing September 29, 2013	846,380
		Gray Television, Inc.
	9,808,753	Term Loan, 6.21%, Maturing January 19, 2015	8,840,139
		HIT Entertainment, Inc.
	1,925,826	Term Loan, 6.60%, Maturing March 20, 2012	1,742,872
		Local TV Finance, LLC
	1,990,000	Term Loan, 7.31%, Maturing May 7, 2013	1,701,450
		NEP II, Inc.
	5,354,485	Term Loan, 7.11%, Maturing February 16, 2014	5,064,448
		Nexstar Broadcasting, Inc.
	10,958,727	Term Loan, 6.58%, Maturing October 1, 2012	9,972,442
	8,380,065	Term Loan, 6.58%, Maturing October 1, 2012	7,625,859
		NextMedia Operating, Inc.
	995,054	Term Loan, 5.99%, Maturing November 15, 2012	925,400
	443,779	Term Loan, 6.32%, Maturing November 15, 2012	412,715
		PanAmSat Corp.
	20,408,987	Term Loan, 6.60%, Maturing January 3, 2014	17,872,436
		Paxson Communications Corp.
	14,925,000	Term Loan, 7.51%, Maturing January 15, 2012	14,029,500
		Raycom TV Broadcasting, LLC
	10,333,373	Term Loan, 4.81%, Maturing June 25, 2014	9,610,037
		SFX Entertainment
	1,873,618	Term Loan, 7.58%, Maturing June 21, 2013	1,817,410
		Spanish Broadcasting System, Inc.
	11,876,868	Term Loan, 6.58%, Maturing June 10, 2012	10,807,950
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.19%, Maturing January 19, 2015	8,187,244
EUR	6,300,000	Term Loan, 6.65%, Maturing January 19, 2016	8,229,648
		Univision Communications, Inc.
	6,125,000	Term Loan, 5.77%, Maturing March 29, 2009	5,799,609
	1,876,072	Term Loan, 0.00%, Maturing September 29, 2014 (2)	1,547,954
	46,857,150	Term Loan, 5.49%, Maturing September 29, 2014	38,662,022
		Young Broadcasting, Inc.
	982,500	Term Loan, 7.06%, Maturing November 3, 2012	896,531
	8,370,375	Term Loan, 7.16%, Maturing November 3, 2012	7,637,967
			$233,805,954
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	12,977,063	Term Loan, 6.58%, Maturing March 30, 2008	$12,648,588
	1,990,000	Term Loan, 6.45%, Maturing April 28, 2013	1,915,375
		RailAmerica, Inc.
	4,000,000	Term Loan, 7.12%, Maturing August 14, 2008	3,920,000
			$18,483,963
Retailers (Except Food and Drug) — 2.0%
		American Achievement Corp.
	5,070,674	Term Loan, 6.70%, Maturing March 25, 2011	$4,766,434
		Amscan Holdings, Inc.
	4,441,438	Term Loan, 6.35%, Maturing May 25, 2013	4,063,915
		Claire’s Stores, Inc.
	3,034,750	Term Loan, 6.47%, Maturing May 24, 2014	2,486,978
		Cumberland Farms, Inc.
	5,893,020	Term Loan, 6.06%, Maturing September 29, 2013	5,775,160
		FTD, Inc.
	4,370,637	Term Loan, 5.03%, Maturing July 28, 2013	4,337,857
		Harbor Freight Tools USA, Inc.
	9,361,521	Term Loan, 6.21%, Maturing July 15, 2010	8,542,388
		Josten’s Corp.
	7,046,422	Term Loan, 6.72%, Maturing October 4, 2011	6,917,240

		Mapco Express, Inc.
3,561,300		Term Loan, 6.01%, Maturing April 28, 2011	$3,392,138
		Neiman Marcus Group, Inc.
6,555,758		Term Loan, 6.69%, Maturing April 5, 2013	6,042,226
		Orbitz Worldwide, Inc.
8,728,125		Term Loan, 7.05%, Maturing July 25, 2014	8,051,695
		Oriental Trading Co., Inc.
2,000,000		Term Loan, 9.28%, Maturing January 31, 2013	1,680,000
11,490,523		Term Loan, 6.42%, Maturing July 31, 2013	10,226,565
		Rent-A-Center, Inc.
6,789,288		Term Loan, 6.72%, Maturing November 15, 2012	6,237,658
		Rover Acquisition Corp.
1,975,013		Term Loan, 6.28%, Maturing October 26, 2013	1,840,054
		Savers, Inc.
2,797,081		Term Loan, 7.58%, Maturing August 11, 2012	2,713,169
3,044,373		Term Loan, 7.58%, Maturing August 11, 2012	2,953,042
		The Yankee Candle Company, Inc.
6,171,985		Term Loan, 6.83%, Maturing February 6, 2014	5,593,362
		Vivarte
EUR	5,688,988	Term Loan, 6.20%, Maturing May 29, 2015	6,314,911
EUR	247,396	Term Loan, 6.20%, Maturing May 29, 2015	274,615
EUR	63,616	Term Loan, 6.20%, Maturing May 29, 2015	70,615
EUR	5,688,988	Term Loan, 6.70%, Maturing May 29, 2016	6,348,924
EUR	247,396	Term Loan, 6.70%, Maturing May 29, 2016	276,094
EUR	63,616	Term Loan, 6.70%, Maturing May 29, 2016	70,996
			$98,976,036
Steel — 0.0%
		Algoma Acquisition Corp.
2,318,925		Term Loan, 7.33%, Maturing June 20, 2013	$2,162,398
			$2,162,398
Surface Transport — 0.6%
		Delphi Acquisition Holding, Inc.
1,183,488		Term Loan, 7.21%, Maturing April 10, 2015	$1,130,971
282,788		Term Loan, 7.21%, Maturing April 10, 2015	270,239
1,466,276		Term Loan, 7.71%, Maturing April 10, 2016	1,408,541
		Oshkosh Truck Corp.
374,089		Term Loan, 6.90%, Maturing December 6, 2013	347,478
		Ozburn-Hessey Holding Co., LLC
3,912,698		Term Loan, 7.10%, Maturing August 9, 2012	3,501,864
		SIRVA Worldwide, Inc.
5,866,025		Term Loan, 11.82%, Maturing December 1, 2010	3,077,217
		Swift Transportation Co., Inc.
6,000,000		Term Loan, 7.62%, Maturing May 10, 2012	4,579,998
17,927,907		Term Loan, 8.19%, Maturing May 10, 2014	13,910,944
			$28,227,252
Telecommunications — 3.1%
		Alaska Communications Systems Holdings, Inc.
2,625,000		Term Loan, 6.58%, Maturing February 1, 2012	$2,473,789
10,150,000		Term Loan, 6.58%, Maturing February 1, 2012	9,565,319
		Alltell Communication
7,830,375		Term Loan, 6.77%, Maturing May 16, 2015	7,151,740
		Asurion Corp.
16,000,000		Term Loan, 7.88%, Maturing July 13, 2012	14,600,000
2,000,000		Term Loan, 11.18%, Maturing January 13, 2013	1,816,250
		BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.63%, Maturing September 30, 2014	3,430,058
EUR	2,500,000	Term Loan, 6.88%, Maturing September 30, 2015	3,449,965
		Cellular South, Inc.
2,981,250		Term Loan, 0.00%, Maturing May 29, 2014 (2)	2,847,094
6,904,044		Term Loan, 4.77%, Maturing May 29, 2014	6,593,362
		Centennial Cellular Operating Co., LLC
4,500,000		Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,297,500
10,147,788		Term Loan, 6.85%, Maturing February 9, 2011	9,839,122

Cincinnati Bell, Inc.
2,334,188	Term Loan, 6.29%, Maturing August 31, 2012	$2,234,985
CommScope, Inc.
8,025,000	Term Loan, 7.06%, Maturing November 19, 2014	7,864,500
Crown Castle Operating Co.
2,041,981	Term Loan, 6.33%, Maturing January 9, 2014	1,894,667
FairPoint Communications, Inc.
9,785,000	Term Loan, 6.63%, Maturing February 8, 2012	9,655,349
Hargray Acquisition Co.
3,533,084	Term Loan, 7.08%, Maturing June 29, 2014	3,382,928
Intelsat Subsidiary Holding Co.
7,714,687	Term Loan, 6.35%, Maturing July 3, 2013	7,244,091
Iowa Telecommunications Services
4,998,000	Term Loan, 6.68%, Maturing November 23, 2011	4,757,471
IPC Systems, Inc.
9,203,750	Term Loan, 7.09%, Maturing May 31, 2014	7,679,379
GBP	3,439,875	Term Loan, 8.26%, Maturing May 31, 2014	5,693,028
Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 7.95%, Maturing December 26, 2014	12,368,590
NTelos, Inc.
5,880,272	Term Loan, 5.53%, Maturing August 24, 2011	5,705,705
Palm, Inc.
5,835,375	Term Loan, 6.78%, Maturing April 24, 2014	4,274,412
Stratos Global Corp.
3,499,250	Term Loan, 7.59%, Maturing February 13, 2012	3,341,784
Telesat Canada, Inc.
4,675,082	Term Loan, 6.92%, Maturing October 22, 2014	4,435,484
399,580	Term Loan, 7.00%, Maturing October 22, 2014 (2)	379,101
Windstream Corp.
7,366,097	Term Loan, 5.50%, Maturing July 17, 2013	7,165,835
$154,141,508
Utilities — 1.9%
AEI Finance Holding, LLC
1,409,088	Revolving Loan, 7.83%, Maturing March 30, 2012	$1,303,407
8,959,177	Term Loan, 7.83%, Maturing March 30, 2014	8,287,239
BRSP, LLC
14,178,029	Term Loan, 7.91%, Maturing July 13, 2009	13,894,468
Covanta Energy Corp.
3,572,728	Term Loan, 6.10%, Maturing February 9, 2014	3,370,272
6,205,187	Term Loan, 6.57%, Maturing February 9, 2014	5,853,557
Mirant North America, LLC
6,182,091	Term Loan, 5.02%, Maturing January 3, 2013	5,924,501
NRG Energy, Inc.
12,661,442	Term Loan, 6.48%, Maturing June 1, 2014	11,662,770
27,423,219	Term Loan, 6.58%, Maturing June 1, 2014	25,260,213
NSG Holdings, LLC
202,483	Term Loan, 6.56%, Maturing June 15, 2014	182,235
1,532,452	Term Loan, 6.56%, Maturing June 15, 2014	1,379,207
Pike Electric, Inc.
2,756,985	Term Loan, 5.88%, Maturing July 1, 2012	2,708,738
2,096,280	Term Loan, 5.50%, Maturing December 10, 2012	2,059,595
TXU Texas Competitive Electric Holdings Co., LLC
4,314,188	Term Loan, 8.40%, Maturing October 10, 2014	3,978,367
6,309,188	Term Loan, 8.40%, Maturing October 10, 2014	5,838,869
$91,703,438
Total Senior Floating-Rate Interests (identified cost $5,452,773,433)	$5,057,054,643

Corporate Bonds & Notes — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	7.008%, 10/15/13 (4)	$5,252,625
		$5,252,625
Financial Intermediaries — 0.0%
	Alzette, Variable Rate
$1,180	11.86%, 12/15/20 (4)	$1,137,874
		$1,137,874
Radio and Television — 0.1%
	Paxson Communications Corp., Variable Rate
$3,000	7.508%, 1/15/12 (4) (5)	$2,715,000
		$2,715,000
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.241%, 6/15/13 (4)	$5,733,000
		$5,733,000
Total Corporate Bonds & Notes (identified cost $16,328,161)		$14,838,499

Asset Backed Securities — 0.3%

Principal
Amount
(000’s omitted)	Security	Value
$5,798	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate, 7.019%, 6/15/29 (4) (5)	$5,798,463
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate, 6.98%, 2/24/19 (4) (5)	933,424
1,500	Babson Ltd. Series 2005-1A, Class C1, Variable Rate, 6.208%, 4/15/19 (4) (5)	1,226,086
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate, 6.308%, 1/15/19 (4) (5)	1,234,017
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate, 7.329%, 8/11/16 (4) (5)	1,305,783
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate, 10.646%, 3/8/17 (4)	864,543
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate, 6.208%, 1/15/18 (4) (5)	1,645,534

Total Asset Backed Securities (identified cost $14,380,942)		$13,007,850

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International (6)	$370,111
		$370,111
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc. (3) (6) (7)	$0
		$0
Total Common Stocks (identified cost $1,051,450)		$370,111

Preferred Stocks — 0.0%

Shares	Security	Value
2,484	Environmental Systems Products Holdings Preferred (Series A) (3) (6) (7)	$196,509
350	Hayes Lemmerz International (3) (6) (7)	7,244
Total Preferred Stocks (identified cost $60,970)		$203,753

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$63,680
Total Closed-End Investment Companies (identified cost $72,148)		$63,680

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (8)	$33,620	$33,619,923
Total Short-Term Investments (identified cost $33,619,923)		$33,619,923
Total Investments — 104.0% (identified cost $5,518,287,027)		$5,119,158,459
Less Unfunded Loan Commitments — (2.1)%		$(102,329,664)
Net Investments — 101.9% (identified cost $5,415,957,363)		$5,016,828,795
Other Assets, Less Liabilities — (1.9)%		$(94,462,965)
Net Assets— 100.0%		$4,922,365,830

DIP	—	Debtor In Possession
REIT	—	Real Estate Investment Trust
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
*	—	In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at thei election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Adjustable rate securities. Rates shown are the rates at period end.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $14,858,307 or 0.3% of the Portfolio’s net assets.

(6)	Non-income producing security.
(7)	Restricted security.
(8)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $555,129.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In exchange For	Depreciation
2/29/08	British Pound Sterling 91,938,283	United States Dollar 182,315,454	$(184,405)
2/29/08	Euro 315,041,660	United States Dollar 465,196,817	(944,258)
2/29/08	Swiss Franc 16,564,365	United States Dollar 15,165,360	(116,026)
			$(1,244,689)

Purchases

Settlement			Net Unrealized
Date	In exchange For	Deliver	Depreciation
2/29/08	British Pound Sterling 1,865,000	United States Dollar 3,712,786	$(10,713)
2/29/08	Euro 2,830,643	United States Dollar 4,208,656	(20,388)
			$(31,101)

Credit Default Swaps

			Notional
			Amount	Pay/Receive		Net Unrealized
	Reference		(000’s	Annual Fixed	Termination	Appreciation
Counterparty	Entity	Buy/Sell	omitted)	Rate	Date	(Depreciation)

Lehman Brothers, Inc.	Avago Technologies, Inc.	Sell	$5,000	2.10%	12/20/10	$3,496
Lehman Brothers, Inc.	Crown Americas, Inc.	Sell	10,000	2.35	12/21/09	223,093
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	112,171
Lehman Brothers, Inc.	Inergy, L.P	Sell	6,500	2.20	3/21/10	174,507
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/21/10	92,745
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	(2,238)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/21/10	(95,359)
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(70,946)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/21/10	189,474
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/21/11	(96,947)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	(71,150)
Lehman Brothers, Inc.	The Hertz Corp.	Sell	5,000	1.80	3/21/11	(96,078)
Total						$362,768

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,415,714,546
Gross unrealized appreciation	$19,625,544
Gross unrealized depreciation	(418,511,295)
Net unrealized depreciation	$(398,885,751)

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2008 on a federal income tax basis was $628,099.

Restricted Securities

At January 31, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Preferred Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Environmental Systems Products Holdings, Inc. Preferred (Series A)	10/25/07	2,484	43,470		196,509
Hayes Lemmerz International	6/23/03	350	17,500		7,244
Total Restricted Securities			$60,970		$203,753

(1) Less than $0.50.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008